6. Accrued Expenses	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Payables and Accruals [Abstract]
Accrued Expenses

6.	ACCRUED EXPENSES

Accrued expenses consist of the following at June 30, 2018 and September 30, 2017:

	June 30, 2018	September 30, 2017
Accrued payroll	$22,263	$19,165
Accrued operating expenses	96	103,387
	$22,359	$122,552

Accrued expenses consist of the following at September 30:
	2017	2016
Accrued payroll	$19,165	$44,327
Accrued operating expenses	103,137	59,077
Deferred rent	250	250
	$122,552	$103,654